--------------------------------------------------------------------------------
Gabelli Capital Asset Fund.
-----------------------------------

[PHOTO OMITTED]

Mario J. Gabelli, C.F.A.
Portfolio Manager

Objective: Growth of capital. Current income is a secondary objective

Portfolio: Primarily common and preferred stocks and other securities representing the right to acquire common stocks

Inception: May 1, 1995

Net Assets at June 30, 1999:  $173,580,237

Q. How did the Fund perform for the first six months of 1999?

A. For the six months ended June 30, 1999, the Gabelli Capital Asset Fund's total return was 13.77%(1). The Standard & Poor's 500 Index(2) (S&P 500) and Russell 2000(3) Index had returns of 12.38% and 9.24%, respectively, over the same period.

      Value stocks excelled in the second quarter of 1999. Cyclical stocks ignited the rally, with the stronger than anticipated economy bolstering the earnings outlook for economically sensitive companies. Other value sectors caught the spark as investors began rotating out of richly valued growth stocks into more reasonably priced companies in a wide range of industries. The Internet balloon did not burst, but enough hot air escaped to bring the ".com" companies closer to earth.

      Also, small cap stocks finally emerged from what has been a long and painful bear market. For the first time in seven quarters, the Russell 2000 outpaced the S&P 500 on its way to posting double digit returns for the quarter.

Q. What factors affected the Fund's performance?

A. In general, investors' focus on value stocks and smaller cap stocks provided a tailwind for the portfolio. More specifically, our cyclical holdings performed quite well, as investors rotated into fundamentally attractive industrial companies benefiting from the strong economy. The positions in energy stocks buoyed returns, as oil prices rose from severely depressed levels. The Fund's telecommunications investments also contributed to returns, with technological advances, new services, deregulation and consolidation continuing to drive the group. The cable and media holdings drifted. We still see great value in this sector, but suspect this group was due for a rest following several years of exceptional performance.

Q. What is your outlook for the remainder of the year?

A. In general, first quarter earnings met consensus estimates and second quarter earnings should be stronger than anticipated, with particularly good comparisons to 1998's second quarter, when General Motor's strike and the plunge in energy prices crimped reported results. However, interest rates are higher, and until we see convincing evidence that inflation is firmly under control, rates are not likely to trend much lower. With the S&P 500's gains already approximating 1999 earnings growth forecasts, we see an inadequate "margin of safety" in the stock market. Money flowing into the markets, particularly from deal activity, is the fuel powering a market that still favors stocks. However, money is no longer pouring into equity mutual funds at the rates we have seen in previous years. All this conjecture leads us to the opinion that stock selectivity remains crucial over the next twelve months.

================================================================================
      In general, first quarter earnings met consensus estimates and second quarter earnings should be stronger than anticipated, with particularly good comparisons to 1998's second quarter, when General Motor's strike and the plunge in energy prices crimped reported results.
================================================================================

      We believe value and smaller cap stocks should continue to outperform the large cap growth sector in the quarters ahead. Growth has outperformed value for five years and large cap stocks have outperformed small caps

(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deductions of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal will fluctuate so that the value of your investment, when redeemed, may be worth more or less than the original cost.
(2) The S&P 500 Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
(3) The Russell 2000 Index is an unmanaged index of 2,000 small cap U.S. stocks that is generally considered to be representative of small-capitalization issues in the U.S. stock market. The Russell 2000 Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.


--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------

for nearly as long. This is not unusual. Style and capitalization sectors generally take lengthy turns leading the market. Does the ascent of value and small cap stocks this quarter signify a major change in market leadership? One quarter of outperformance does not a trend make. But, fundamentals favor value stocks and small cap equities going forward. Despite the strong second quarter rally, based on historical measurements, value stocks remain inexpensive and growth stocks are still overvalued. Small cap stocks offer the dual advantages of generally better earnings growth prospects than large caps and materially lower price/earnings and price/cash flow multiples.

--------------------------------------------------------------------------------
Gabelli Capital Asset Fund Profile
-------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)
FOR PERIODS ENDED JUNE 30, 1999
================================================================================
1 Year .....................................................              11.78%
3 Years ....................................................              21.80%
Since Inception (5/1/95) ...................................              20.58%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Top Ten Holdings as of June 30, 1999

--------------------------------------------------------------------------------
   1. Telephone & Data Systems Inc.
--------------------------------------------------------------------------------
   2. Liberty Media Group Cl. A
--------------------------------------------------------------------------------
   3. Cablevision Systems Corp. Cl. A
--------------------------------------------------------------------------------
   4. Viacom Inc. Cl. A
--------------------------------------------------------------------------------
   5. MediaOne Group Inc.
--------------------------------------------------------------------------------
   6. Media General Inc. Cl. A
--------------------------------------------------------------------------------
   7. American Bankers Insur. Group
--------------------------------------------------------------------------------
   8. Rollins Inc.
--------------------------------------------------------------------------------
   9. USA Networks Inc.
--------------------------------------------------------------------------------
  10. Gaylord Entertainment Co. New
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              13



--------------------------------------------------------------------------------
Gabelli Capital Asset Fund
--------------------------------

SCHEDULE OF INVESTMENTS
June 30, 1999 (Unaudited)

----------------------
COMMON STOCKS -- 93.1%
----------------------

                                                                               Market
  Shares                                                      Cost             Value
---------------------------------------------------------------------------------------
Agriculture -- 1.2%
    88,550     Archer-Daniels-Midland Co.                 $  1,559,531     $  1,366,991
    20,000     Pioneer Hi-Bred International Inc.              745,656          778,750
                                                          ------------     ------------
                                                             2,305,187        2,145,741
                                                          ------------     ------------
Automotive: Parts and Accessories -- 4.6%
    25,000     Dana Corp.                                      973,523        1,151,562
    60,000     GenCorp Inc.                                  1,000,144        1,515,000
    65,000     Modine Manufacturing Co.                      2,227,786        2,116,562
    58,600     Standard Motor Products Inc.                  1,292,143        1,435,700
    20,000     Superior Industries International Inc.          509,781          546,250
    22,000     TransPro Inc.                                   182,531          115,500
    60,000     Wynn's International Inc.                       719,079        1,106,250
                                                          ------------     ------------
                                                             6,904,987        7,986,824
                                                          ------------     ------------
Aviation: Parts and Services -- 2.2%
    18,000     AAR Corp.                                       250,688          408,375
     5,000     Aviall Inc.                                      75,250           94,063
    38,000     Barnes Group Inc.                               962,421          826,500
    16,000     Curtiss-Wright Corp.                            470,869          622,000
    75,000     Fairchild Corp., Cl. A                        1,499,850          956,250
     7,500     Hi-Shear Industries Inc.                         21,717           19,336
    22,000     Kaman Corp., Cl. A                              315,843          345,125
    15,000     Moog Inc., Cl. A +                              404,750          515,625
                                                          ------------     ------------
                                                             4,001,388        3,787,274
                                                          ------------     ------------
Broadcasting -- 5.5%
    70,000     Ackerley Communications Inc.                    598,717        1,273,125
    50,482     Chris-Craft Industries Inc.                   2,107,887        2,378,964
    18,000     Gray Communications Systems Inc.                326,825          360,000
    80,000     Gray Communications Systems Inc., Cl. B       1,015,412        1,130,000
    15,000     Hearst-Argyle Television Inc.+                  285,505          360,000
    41,000     Liberty Corp.                                 2,035,802        2,234,500
    17,500     United Television Inc.                        1,496,314        1,835,312
                                                          ------------     ------------
                                                             7,866,462        9,571,901
                                                          ------------     ------------
Building and Construction -- 0.6%
    35,500     Nortek Inc.                                   1,035,180        1,111,594
                                                          ------------     ------------
Business Services -- 1.5%
    35,000     Cendant Corp. +                                 498,400          717,500
    37,000     Nashua Corp. +                                  526,796          365,375
    50,000     Rental Service Corp. +                        1,430,625        1,431,250
                                                          ------------     ------------
                                                             2,455,821        2,514,125
                                                          ------------     ------------
Cable -- 6.9%
   102,000     Cablevision Systems Corp., Cl. A +              954,257        7,140,000
    60,000     MediaOne Group Inc.                           1,847,623        4,462,500
     5,000     United International Holdings Inc., Cl. A+       72,961          338,125
                                                          ------------     ------------
                                                             2,874,841       11,940,625
                                                          ------------     ------------
Computer Software and Services -- 0.1%
    20,000     Tyler Technologies Inc.                          43,700          137,500
                                                          ------------     ------------
Consumer Products -- 3.1%
   103,000     Carter-Wallace Inc.                           1,656,703        1,873,313
    40,000     Gallaher Group plc                              831,545          977,500
    93,000     General Cigar Holdings Inc. +                   908,460          726,563
    18,000     General Cigar
Holdings Inc., Cl. B (a)                                       164,173          140,625
    35,000     General Housewares Corp.                        365,088          680,313
    25,000     National Presto Industries Inc.                 964,266          956,250
                                                          ------------     ------------
                                                             4,890,235        5,354,564
                                                          ------------     ------------
Consumer Services -- 1.8%
   200,000     Rollins Inc.                                  3,862,912        3,187,500
                                                          ------------     ------------
Diversified Industrial -- 2.3%
    40,000     Ampco-Pittsburgh Corp.                          639,125          512,500
     7,000     Crane Co.                                       108,711          220,063
    40,000     GATX Corp.                                    1,147,578        1,522,500
    58,000     Katy Industries Inc.                            848,600          754,000
    26,000     Tenneco Inc.                                    781,403          620,750
    60,000     WHX Corp.                                       704,419          393,750
                                                          ------------     ------------
                                                             4,229,836        4,023,563
                                                          ------------     ------------
Energy and Utilities -- 3.9%
     4,000     Cilcorp Inc.                                    241,950          250,000
   200,000     Citizens Utilities Co., Cl. B                 1,985,251        2,225,000
    30,000     Eastern Enterprises                           1,123,188        1,192,500
    20,000     El Paso Electric Co. +                          167,375          178,750
     7,400     Florida Public Utilities Co.                    118,270          139,675
    90,000     Kaneb Services Inc. +                           274,500          382,500
     7,000     New England Electric System                     337,864          350,875
    65,000     PennzEnergy Co. +                             1,140,013        1,084,688
    20,000     Southwest Gas Corp.                             522,646          572,500
     3,000     TNP Enterprises Inc.                            114,206          108,750
    12,000     Wicor Inc.                                      337,425          335,250
                                                          ------------     ------------
                                                             6,362,688        6,820,488
                                                          ------------     ------------

                 See accompanying notes to financial statements.


--------------------------------------------------------------------------------
74

--------------------------------------------------------------------------------

                                                                               Market
  Shares                                                      Cost             Value
---------------------------------------------------------------------------------------
Entertainment -- 12.8%
    80,000     Ascent Entertainment Group Inc.+           $    887,965     $  1,130,000
    25,000     Fisher Companies Inc.                         1,691,606        1,575,000
    20,000     Florida Panthers Holdings Inc. +                186,626          213,750
    40,000     GC Companies Inc. +                           1,588,242        1,430,000
   200,000     Liberty Media Group, Cl. A +                  1,309,226        7,350,000
    38,000     Time Warner Inc.                                773,919        2,793,000
    75,000     USA Networks Inc. +                           1,063,546        3,009,375
   108,000     Viacom Inc., Cl. A +                          1,786,631        4,765,500
                                                          ------------     ------------
                                                             9,287,761       22,266,625
                                                          ------------     ------------
Environmental Services -- 0.1%
    51,000     EnviroSource Inc. +                             353,095          108,375
                                                          ------------     ------------
Equipment and Supplies -- 9.7%
    35,000     AMETEK Inc.                                     633,686          805,000
    21,000     Belden Inc.                                     400,562          502,687
     5,000     Case Corp.                                      244,646          240,625
    38,000     CLARCOR Inc.                                    723,141          729,125
     4,000     CTS Corp.                                        59,850          280,000
    12,000     Cuno Inc. +                                     206,114          229,500
     4,500     Eastern Co.                                      74,750           80,437
   115,500     Fedders Corp.                                   682,345          772,406
    70,000     Flowserve Corp.                               1,557,111        1,325,625
    12,500     Franklin Electric Co. Inc.                      409,386          812,500
    20,000     Holophane Corp.                                 761,000          762,500
    80,000     Hussmann International Inc.                   1,092,125        1,325,000
    42,000     IDEX Corp.                                    1,246,488        1,380,750
   100,000     International Comfort Products Corp.          1,148,750        1,137,500
    11,000     Kollmorgen Corp.                                184,732          165,000
    25,000     Mark IV Industries Inc.                         363,787          528,125
    21,000     Navistar International Corp. +                  419,350        1,050,000
    28,000     Pittway Corp.                                   527,107          932,750
    30,000     Sequa Corp., Cl. A +                          1,048,824        2,100,000
    43,000     SPS Technologies Inc. +                       1,898,851        1,612,500
                                                          ------------     ------------
                                                            13,682,605       16,772,030
                                                          ------------     ------------
Financial Services -- 5.9%
    62,000     American Bankers Insurance Group Inc.         3,696,363        3,375,125
    60,000     Argonaut Group Inc.                           1,837,601        1,440,000
    30,000     Block (H & R) Inc.                            1,331,293        1,500,000
     8,000     Citigroup Inc.                                  374,819          380,000
    24,000     Mellon Bank Corp.                               758,895          873,000
    47,000     Midland Co.                                     706,479        1,192,625
    55,000     Pioneer Group Inc.                            1,307,463          948,750
     7,000     Republic New York Corp.                         475,975          477,313
                                                          ------------     ------------
                                                            10,488,888       10,186,813
                                                          ------------     ------------
Food and Beverage -- 7.9%
     4,000     Bestfoods Inc.                                  193,171          198,000
    90,000     Celestial Seasonings Inc. +                   1,049,441        1,935,000
    45,000     Corn Products International Inc.              1,411,372        1,369,687
    22,000     General Mills Inc.                            1,522,319        1,768,250
    18,000     Heinz (H.J.) Co.                                965,487          902,250
    48,000     Kellogg Co.                                   1,810,789        1,584,000
    50,000     PepsiCo Inc.                                  1,898,984        1,934,375
    30,000     Seagram Co.                                   1,022,973        1,511,250
    22,660     Tootsie Roll Industries Inc.                    400,141          875,242
    28,000     Twinlab Corp.                                   328,301          240,625
    80,000     Whitman Corp.                                 1,266,773        1,440,000
                                                          ------------     ------------
                                                            11,869,751       13,758,679
                                                          ------------     ------------
Health Care -- 1.0%
   120,000     IVAX Corp. +                                  1,171,880        1,695,000
                                                          ------------     ------------
Hotels and Gaming -- 3.9%
   150,000     Aztar Corp. +                                 1,088,984        1,378,125
   100,000     Gaylord Entertainment Co., Cl. A              2,735,008        3,000,000
   100,000     Hilton Hotels Corp.                           1,668,074        1,418,750
   100,000     Jackpot Enterprises Inc.                      1,095,401          850,000
    45,000     Trump Hotels & Casino Resorts Inc. +            365,938          205,313
                                                          ------------     ------------
                                                             6,953,405        6,852,188
                                                          ------------     ------------
Publishing -- 6.7%
    17,000     Harcourt General Inc.                           803,413          876,563
    24,000     Lee Enterprises Inc.                            591,706          732,000
    20,500     McClatchy News-papers Inc., Cl. A               559,269          679,062
    70,000     Media General Inc., Cl. A                     2,869,296        3,570,000
    13,000     Meredith Corp.                                  267,779          450,125
    31,500     Penton Media Inc.                               435,535          763,875
    18,000     Pulitzer Publishing Co.                         501,751          874,125
    50,000     Reader's Digest Association Inc., Cl. B       1,230,094        1,875,000
    82,000     Thomas Nelson Inc.                              987,793          912,250
    10,000     Times Mirror Co., Cl. A                         587,563          592,500
     3,000     Tribune Co.                                     164,400          261,375
                                                          ------------     ------------
                                                             8,998,599       11,586,875
                                                          ------------     ------------
Real Estate -- 1.3%
   115,000     Catellus Development Corp.                    1,897,776        1,782,500
    35,000     Griffin Land & Nurseries Inc.                   493,263          415,625
                                                          ------------     ------------
                                                             2,391,039        2,198,125
                                                          ------------     ------------

                 See accompanying notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Gabelli Capital Asset Fund
--------------------------------

SCHEDULE OF INVESTMENTS
June 30, 1999 (Unaudited) (Continued)

                                                                               Market
  Shares                                                      Cost             Value
---------------------------------------------------------------------------------------
Retail -- 1.5%
     5,000     Aaron Rents Inc.                           $    100,625     $    111,250
    10,000     Aaron Rents Inc., Cl. A                         199,750          180,000
    10,000     AutoNation Inc. +                               161,313          178,125
    40,000     Lillian Vernon Corp.                            631,288          520,000
    53,000     Neiman Marcus Group Inc. +                    1,230,033        1,361,438
    37,000     Scheib (Earl) Inc.                              268,037          175,750
                                                          ------------     ------------
                                                             2,591,046        2,526,563
                                                          ------------     ------------
Satellite -- 0.8%
    43,000     COMSAT Corp.                                    944,715        1,397,500
                                                          ------------     ------------
Shipbuilding -- 0.3%
    15,000     Avondale Industries Inc. +                      572,813          585,000
                                                          ------------     ------------
Specialty Chemicals -- 1.9%
    18,500     Bush Boake Allen Inc. +                         545,292          541,125
     5,000     Dexter Corp.                                    161,500          204,062
    28,000     Ferro Corp.                                     513,913          770,000
    15,000     Nalco Chemical Co.                              773,250          778,125
    52,000     Sybron Chemicals Inc.                         1,378,505          923,000
                                                          ------------     ------------
                                                             3,372,460        3,216,312
                                                          ------------     ------------
Telecommunications -- 0.6%
    10,000     GST Telecommunications Inc. +                   126,012          131,875
    60,000     Rogers Communications Inc., Cl. B +             383,044          971,250
                                                          ------------     ------------
                                                               509,056        1,103,125
                                                          ------------     ------------
Wireless Communications -- 5.0%
    65,000     Rogers Cantel Mobile
                 Communications Inc., Cl. B +                  665,179        1,068,437
   105,000     Telephone & Data Systems Inc.                 4,492,674        7,671,563
                                                          ------------     ------------
                                                             5,157,853        8,740,000
                                                          ------------     ------------
TOTAL COMMON STOCKS                                        125,178,203      161,574,909
                                                          ------------     ------------

 Principal                                                                     Market
  Amount                                                      Cost             Value
---------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 7.7%
$13,592,000    U.S. Treasury Bills,
                4.35% to 4.78% ++,
                due 07/01/99
                 to 10/07/99                              $ 13,464,189     $ 13,462,221
                                                          ------------     ------------
TOTAL
 INVESTMENTS -- 100.8%                                    $138,642,392*     175,037,130
                                                          ============
OTHER ASSETS AND
 LIABILITIES (Net) -- (0.8)%                                                 (1,456,893)
                                                                           ------------

NET ASSETS -- 100.0%                                                       $173,580,237
                                                                           ============

*For Federal tax purposes:
   Aggregate cost                                                          $138,642,392
                                                                           ============
   Gross unrealized appreciation                                           $ 43,431,353
   Gross unrealized depreciation                                             (7,036,615)
                                                                           -----------
   Net unrealized appreciation                                             $ 36,394,738
                                                                           ============

(a)   Security fair valued as determined by the Board of Directors.
+     Non-income producing security.

                 See accompanying notes to financial statements.


--------------------------------------------------------------------------------
76

--------------------------------------------------------------------------------

STATEMENT OF ASSETS
AND LIABILITIES
June 30, 1999 (Unaudited)

Assets:
    Investments, at value (Cost $138,642,392)                       $175,037,130
    Cash                                                                   1,173
    Dividends and interest receivable                                     74,227
    Receivable for investments sold                                    1,185,000
    Deferred organizational expenses                                      16,659
                                                                    ------------
    Total Assets                                                     176,314,189
                                                                    ------------

Liabilities:
    Payable for investments purchased                                  2,541,300
    Payable for investment advisory fees                                 139,231
    Other accrued expenses                                                53,421
                                                                    ------------
    Total Liabilities                                                  2,733,952
                                                                    ------------
    Net Assets applicable to 9,417,427 shares
      outstanding                                                   $173,580,237
                                                                    ============

Net Assets consist of:
    Capital stock, at par value                                     $      9,417
    Additional paid-in capital                                       127,155,690
    Accumulated net investment income                                     90,510
    Accumulated net realized gain
      on investments                                                   9,929,882
    Net unrealized appreciation on investments                        36,394,738
                                                                    ------------
    Total Net Assets                                                $173,580,237
                                                                    ============

    Net Asset Value, offering and redemption
      price per share ($173,580,237 / 9,417,427
      shares outstanding, 500,000,000 shares
      authorized of $0.001 par value)                               $      18.43
                                                                    ============

STATEMENT OF OPERATIONS
For the Six Months Ended
June 30, 1999 (Unaudited)

Investment Income:
    Dividends                                                       $    813,587
    Interest                                                             149,744
                                                                    ------------
    Total Investment Income                                              963,331
                                                                    ------------

Expenses:
    Management fees                                                      794,082
    Custodian fees                                                        21,792
    Legal and audit fees                                                  19,083
    Directors' fees                                                       11,723
    Organizational expenses                                                9,917
    Shareholder services fees                                              5,317
    Miscellaneous expenses                                                10,853
                                                                    ------------
    Total Expenses                                                       872,821
                                                                    ------------
    Net Investment Income                                                 90,510
                                                                    ------------

Net Realized and Unrealized Gain on
Investments:
    Net realized gain on investments                                  10,615,855
    Net change in unrealized appreciation
      on investments                                                  10,076,076
                                                                    ------------
    Net realized and unrealized gain
      on investments                                                  20,691,931
                                                                    ------------
    Net increase in net assets resulting
      from operations                                               $ 20,782,441
                                                                    ============

                 See accompanying notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Gabelli Capital Asset Fund
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                       Six Months Ended     Year Ended
                                                         June 30, 1999     December 31,
                                                          (Unaudited)         1998
                                                         -------------    -------------
Operations:
  Net investment income                                  $      90,510    $     257,776
  Net realized gain on investments                          10,615,855        7,189,741
  Net change in unrealized appreciation on investments      10,076,076        5,528,146
                                                         -------------    -------------
  Net increase in net assets resulting from operations      20,782,441       12,975,663
                                                         -------------    -------------
Distributions to shareholders:
  Net investment income                                             --         (257,776)
  Net realized gain on investments                                  --       (7,198,434)
  In excess of net realized gain on investments                     --         (626,865)
                                                         -------------    -------------
  Total distributions to shareholders                               --       (8,083,075)
                                                         -------------    -------------
Capital share transactions:
  Net increase/(decrease) in net assets from capital
  share transactions                                        (2,563,171)      45,118,114
                                                         -------------    -------------
  Net increase in net assets                                18,219,270       50,010,702
Net Assets:
  Beginning of period                                      155,360,967      105,350,265
                                                         -------------    -------------
  End of period                                          $ 173,580,237    $ 155,360,967
                                                         =============    =============

                 See accompanying notes to financial statements.


--------------------------------------------------------------------------------
78

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 1999 (Unaudited)

---------------
1. Organization
---------------

      The Gabelli Capital Asset Fund (the "Fund"), a series of Gabelli Capital Series Funds, Inc. (the "Company"), was organized on April 8, 1993 as a Maryland corporation. The Company is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is growth of capital. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. ("Guardian").

----------------------------------
2. Significant Accounting Policies
----------------------------------

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.

      Portfolio securities listed or traded on a nationally recognized securities exchange, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("Nasdaq") or traded on foreign exchanges are valued at the last sale price on that exchange as of the close of business on the day the securities are being valued (if there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day). All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest average of the bid and asked prices. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the successor to Gabelli Funds, Inc. as investment adviser) (the "Adviser"). Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Directors determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Directors. Short term debt instruments having a greater maturity are valued at the highest bid price obtained from a dealer maintaining an active market in those securities. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

Securities Transactions and Investment Income.

      Securities transactions are accounted for on the trade date with realized gain or loss on the sale of investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions to Shareholders.

      Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

Provision for Income Taxes.

      The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Gabelli Capital Asset Fund
---------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 1999 (Unaudited) (Continued)

Organizational Expenses.

      A total of $100,000 in expenses was incurred in connection with the organization of the Fund. These costs were advanced by Guardian and will be reimbursed by the Fund. These organizational costs were deferred and are being amortized on a straight-line basis over a period of 60 months from the date the Fund commenced investment operations.

-------------------------------------
3. Agreements with Affiliated Parties
-------------------------------------

      Pursuant to a management agreement (the "Management Agreement"), the Fund will pay Guardian Investor Services Corporation (the "Manager") a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager and the Adviser, the Adviser, under the supervision of the Company's Board of Directors and the Manager, manages the Fund's assets in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research and provides facilities and personnel required for the Fund's administrative needs. The Adviser may delegate its administrative role and currently has done so to First Data Investor Services Group, Inc., the Fund's sub-administrator (the "Sub-Administrator"). The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all officers and Directors of the Company who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Fund's average daily net assets.

-----------------------
4. Portfolio Securities
-----------------------

      Purchases and proceeds from the sales of securities for the six months ended June 30, 1999, other than short term securities, aggregated $39,607,071 and $54,178,606, respectively.

-------------------------------
5. Transactions with Affiliates
-------------------------------

      During the six months ended June 30, 1999, the Fund paid brokerage commissions of $84,921 to Gabelli & Company, Inc. and its affiliates.

-----------------------------
6. Capital Stock Transactions
-----------------------------

Transactions in shares of capital stock were as follows:

                                 Six Months Ended                    Year Ended
                                  June 30, 1999                  December 31, 1998
                                 ----------------                -----------------
                              Shares          Amount          Shares          Amount
                           ------------    ------------    ------------    ------------
Shares sold                   1,252,187    $ 21,640,008       4,460,537    $ 73,364,220
Shares issued upon re-
 investment of dividends             --              --         512,885       8,083,075
Shares redeemed              (1,426,904)    (24,203,179)     (2,262,453)    (36,329,181)
                           ------------    ------------    ------------    ------------
Net increase/(descrease)       (174,717)   $ (2,563,171)      2,710,969    $ 45,118,114
                           ============    ============    ============    ============


--------------------------------------------------------------------------------
80

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:

                                                   Six Months Ended                    Year Ended December 31,
                                                    June 30, 1999     --------------------------------------------------------
                                                     (Unaudited)         1998          1997           1996          1995+
                                                     -------------------------------------------------------------------------
Operating performance:
    Net asset value, beginning of period ..........   $   16.20       $   15.31     $   11.55       $   10.70     $   10.00
                                                      ---------       ---------     ---------       ---------     ---------
    Net investment income .........................        0.01            0.03          0.02            0.02          0.03(a)
    Net realized and unrealized gain on investments        2.22            1.74          4.88            1.16          0.80
                                                      ---------       ---------     ---------       ---------     ---------
    Total from investment operations ..............        2.23            1.77          4.90            1.18          0.83
                                                      ---------       ---------     ---------       ---------     ---------
Distributions to shareholders:
    Net investment income .........................          --           (0.03)        (0.02)          (0.02)        (0.03)
    Net realized gain on investments ..............          --           (0.78)        (1.12)          (0.31)        (0.09)
    In excess of net realized gain on investments .          --           (0.07)        (0.00)(b)          --         (0.01)
                                                      ---------       ---------     ---------       ---------     ---------
    Total distributions ...........................          --           (0.88)        (1.14)          (0.33)        (0.13)
                                                      ---------       ---------     ---------       ---------     ---------
    Net asset value, end of period ................   $   18.43       $   16.20     $   15.31       $   11.55     $   10.70
                                                      ---------       ---------     ---------       ---------     ---------
    Total return++ ................................        13.8%           11.7%         42.6%           11.0%          8.4%
                                                      ---------       ---------     ---------       ---------     ---------
Ratios to average net assets and supplemental data:
Net assets, end of period (in 000's) ..............   $ 173,580       $ 155,361     $ 105,350       $  51,462     $  26,364
Ratio of net investment income to average
  net assets ......................................        0.11%(c)        0.19%         0.17%           0.21%         0.75%(c)
Ratio of operating expenses to average
  net assets (d) ..................................        1.10%(c)        1.12%         1.17%           1.31%         1.78%(c)
Portfolio turnover rate ...........................          26%             43%           65%             53%           81%

----------
+     From commencement of operations on May 1, 1995.
++ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Net investment income before expenses assumed by the Manager and Adviser was $0.03.
(b)   Amount represents less than $0.005 per share.
(c)   Annualized.
(d) The ratio of operating expenses to average net assets before reimbursement of expenses assumed by the Manager and Adviser would have been 1.92% for the period ended December 31, 1995.

                 See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                                              81